Summary of Significant Accounting Policies (Real Estate Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Net amortization expense of acquired intangibles	$ 10,550	$ 7,137	$ 8,224
Intangible Assets Disclosure [Text Block]		December 31, 2011
Future Amortization Expense, 2013	17,488
Future Amortization Expense, 2014	13,921
Future Amortization Expense, 2015	10,885
Future Amortization Expense, 2016	6,541
Future Amortization Expense, 2017	4,848
Interest expense capitalized	2,671	4,955	3,334
Building [Member]
Finite-Lived Intangible Assets [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	40
Improvements [Member]
Finite-Lived Intangible Assets [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	10 to 20
Equipment and Fixtures [Member]
Finite-Lived Intangible Assets [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	7 to 10
Other Assets [Member] | Above Market Leases [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired Intangible Assets, Cost	69,360	55,642
Acquired Intangible Assets, Accumulated Amortization	(37,454)	(33,954)
Other Assets [Member] | Intangible Leases, Acquired-in-Place [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired Intangible Assets, Cost	117,631	54,838
Acquired Intangible Assets, Accumulated Amortization	(46,767)	(36,753)
Other Assets [Member] | Intangible Leases, Tenant Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired Intangible Assets, Cost	27,880	27,318
Acquired Intangible Assets, Accumulated Amortization	(3,350)	(2,853)
Other Liabilities [Member] | Intangible Leases, Acquired-in-Place, Market Adjustment [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired Intangible Assets, Cost	104,012	66,627
Acquired Intangible Assets, Accumulated Amortization	$ (57,625)	$ (51,755)